Long-term assets - E.2.3. Cash used for the purchase of tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 698	$ 824		$ 683
Change in advances to suppliers	2	(8)		(16)
Change in accruals and payables for property, plant and equipment	(25)	26		51
Finance leases	(43)	(192)		1
Cash used for additions	$ 632	$ 650	[1]	$ 719	[1]

[1]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.